UBS Series Funds
June 4, 2024
Supplement to the prospectuses and Statement of Additional Information (the “SAI”), each dated March 11, 2024 (as revised April 15, 2024).
Includes:
•	UBS Select 100% US Treasury Preferred Fund
•	UBS Select 100% US Treasury Institutional Fund
Dear Investor,
The purpose of this supplement is to update certain information for UBS Select 100% US Treasury Preferred Fund and UBS Select 100% US Treasury Institutional Fund (the “funds”), series of UBS Series Funds (the “Trust”).
First, at the recommendation of UBS Asset Management (Americas) LLC, each fund’s administrator (and advisor to the related master fund), the Board of Trustees of the Trust approved extending the pricing times for the funds to until 3:00 p.m. (Eastern time), including hourly pricing points at 1:00 p.m. and 2:00 p.m. (Eastern time).
Second, this supplement updates certain information regarding the principal risks of the funds.
Effective immediately, the prospectuses and SAI are hereby revised as follows:
The section captioned “Fund summary” and sub‑captioned “Principal strategies—Principal investments” for the fund in each prospectus is revised by replacing the third paragraph in its entirety with the following:
The Fund will generally hold a portion of its assets in cash for operational purposes, including cash earning interest held at the fund’s custodian.

The section captioned “Fund summary” and sub-captioned “Principal risks” for the fund in each prospectus is revised by adding the following after “US withholding tax risk” as a principal risk of the fund:
Risk associated with the fund holding cash: The fund will generally hold a portion of its assets in cash for operational purposes. Cash positions may hurt performance and may subject the fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and fees imposed for large cash balances. In addition, interest income received by the fund from cash held at the custodian would not qualify for the state and local income tax exemption applicable to certain dividends paid by the fund that are derived from interest income with respect to US government securities.

ZS-1258

The section captioned “More information about the fund” and sub-captioned “Additional information about investment strategies” in each of the prospectuses is revised by inserting the following as the fourth sentence of the first paragraph of that section:
Interest income received by the fund from cash held at the custodian would not qualify for the state and local income tax exemption applicable to certain dividends paid by the fund that are derived from interest income with respect to US government securities.
The section captioned “More information about the fund” and sub-captioned “Additional information about principal risks” in each of the prospectuses is revised by adding the following after “US withholding tax risk”:
Risk associated with the fund holding cash. The fund will generally hold a portion of its assets in cash for operational purposes. Cash positions may hurt performance and may subject the fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and fees imposed for large cash balances. In addition, interest income received by the fund from cash held at the custodian would not qualify for the state and local income tax exemption applicable to certain dividends paid by the fund that are derived from interest income with respect to US government securities.
The section captioned “Managing your fund account” and sub‑captioned “Buying shares” in each of the prospectuses is revised by replacing the chart in its entirety with the following (all times shown below represent Eastern time):

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
The section captioned “Managing your fund account” and sub‑captioned “Selling shares” in each of the prospectuses is revised by replacing the chart in its entirety with the following (all times shown below represent Eastern time):

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

The same section of the UBS Select 100% US Treasury Preferred Fund prospectus is revised by replacing the second sentence of the sixth paragraph in its entirety with the following:
If a redemption order of Class T Shares is received by 3:00 p.m. (Eastern time), the proceeds ordinarily will be transmitted in federal funds on the same day.
The same section of the UBS Select 100% US Treasury Institutional Fund prospectus is revised by replacing the second sentence of the sixth paragraph in its entirety with the following:
If a redemption order is received by 3:00 p.m. (Eastern time), the proceeds ordinarily will be transmitted in federal funds on the same day.
The section captioned “Managing your fund account” and sub‑captioned “Exchanging shares” in the UBS Select 100% US Treasury Preferred Fund prospectus is revised by replacing the first sentence of the fourth paragraph in its entirety with the following:
Exchange orders are normally accepted up until 3:00 p.m. (Eastern time).
The section captioned “Managing your fund account” and sub‑captioned “Exchanging shares” in the UBS Select 100% US Treasury Institutional Fund prospectus is revised by replacing the first sentence of the third paragraph in its entirety with the following:
Exchange orders are normally accepted up until 3:00 p.m. (Eastern time).
The section captioned “Managing your fund account” and sub‑captioned “UBS Financial Services Inc.: automated purchasing accounts” and sub‑sub‑captioned “Buying shares” in each of the prospectuses is revised by replacing the chart in its entirety with the following (all times shown below represent Eastern time):

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
The section captioned “Managing your fund account” and sub‑captioned “UBS Financial Services Inc.: automated purchasing accounts” and sub‑sub‑captioned “Selling shares” in each of the prospectuses is revised by replacing the chart in its entirety with the following (all times shown below represent Eastern time):

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

If a redemption order is received:	The order will normally be executed as of:
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
The section captioned “Managing your fund account” and sub‑captioned “UBS Financial Services Inc.: automated purchasing accounts” and sub‑sub‑captioned “Exchanging shares” in each of the prospectuses is revised by replacing the first sentence of the fourth paragraph in its entirety with the following:
Exchange orders are normally accepted up until 3:00 p.m. (Eastern time).
The section captioned “Managing your fund account” and sub‑captioned “Pricing and valuation” in each of the prospectuses is revised by replacing the third paragraph in its entirety with the following:
The net asset value per share of the fund is normally determined seven times each business day, every hour on the hour, beginning at 9:00 a.m. (Eastern time) and concluding at 3:00 p.m. (Eastern time).
The section captioned “Dividends and taxes” and sub-captioned “Taxes” in each of the prospectuses is revised by inserting the following as the last sentence of the fourth paragraph:
Dividends that are attributable to interest income received by the fund from cash held at the custodian would not qualify for this exemption.
The section captioned “The funds’ investments, related risks and limitations” in the SAI is revised by adding the following after “Operations risk”:
Risk associated with the fund holding cash. Each fund will generally hold a portion of its assets in cash for operational purposes. Cash positions may hurt performance and may subject a fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and fees imposed for large cash balances. In addition, interest income received by the fund from cash held at the custodian would not qualify for the state and local income tax exemption applicable to certain dividends paid by the fund that are derived from interest income with respect to US government securities.
PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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